UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-5086

Churchill Tax-Free Trust
(Exact Name of Registrant as Specified in Charter)

380 Madison Avenue, Suite 2300
New York, New York  10017
(Address of Principal Executive Offices)(Zip Code)

Joseph P. DiMaggio, Chief Financial Officer and Treasurer
380 Madison Avenue, Suite 2300
New York, New York  10017
(Name and address of Agent for Service)

Registrant's Telephone Number, including Area Code: (212) 697-6666

Date of fiscal year end: December 31, 2010

Date of reporting period:  March 31, 2011

Item 1. Schedule of Investments.

CHURCHILL TAX-FREE FUND OF KENTUCKY
SCHEDULE OF INVESTMENTS
March 31, 2011
(unaudited)

		Rating
Principal		Moody's/
Amount	General Obligation Bonds (4.7%)	S&P	Value	(a)

	Bowling Green, Kentucky
$500,000	2.000%, 06/01/15	Aa2/AA-	$504,385

	Campbell County, Kentucky Public Project
1,625,000	4.375%, 12/01/25 Syncora Guarantee, Inc. Insured	Aa2/NR	1,626,040

	Henderson County, Kentucky
330,000	3.000%, 11/01/20	Aa3/NR	315,183

	Highland Heights, Kentucky
235,000	4.500%, 12/01/25	A1/NR	237,547
370,000	4.600%, 12/01/27	A1/NR	372,483
500,000	5.125%, 12/01/38	A1/NR	480,335

	Kenton County, Kentucky Public Project
500,000	4.625%, 04/01/34	Aa2/NR	473,240

	Lexington-Fayette Urban County, Kentucky
4,175,000	4.250%, 05/01/23 NPFG Insured†	Aa2/AA	4,241,174

	Louisville & Jefferson County, Kentucky
955,000	4.200%, 11/01/22 NPFG Insured	Aa1/AA+**	973,517

	Muhlenberg County, Kentucky G.O.
730,000	4.500%, 04/01/28	A1/NR	718,072

	Wilder, Kentucky
1,090,000	4.900%, 12/01/29 AGMC Insured	Aa3/AA+	1,103,625

	Total General Obligation Bonds		11,045,601

	Revenue Bonds (95.1%)

	State Agencies (15.8%)

	Kentucky Area Development District Financing
500,000	5.000%, 12/01/23 LOC Wachovia Bank (pre-refunded)	NR/NR*	526,010

	Kentucky Asset & Liability Commission Federal Highway Notes
1,000,000	5.000%, 09/01/22 Series A	Aa2/AA	1,088,340

	Kentucky Asset & Liability Commission University of Kentucky Project
1,500,000	4.500%, 10/01/22 NPFG FGIC Insured	Aa2/AA-	1,529,295
500,000	5.000%, 10/01/25 Series B	Aa2/AA-	519,920
750,000	5.000%, 10/01/26 Series B	Aa2/AA-	775,590
1,000,000	5.000%, 10/01/27 Series B	Aa2/AA-	1,027,300

	Kentucky Economic Development Finance Authority Louisville Arena Project
4,725,000	5.750%, 12/01/28 AGMC Insured	Aa3/AA+	4,847,047

	Kentucky Infrastructure Authority
230,000	5.000%, 06/01/21	Aa3/A+	231,021

	Kentucky State Property and Buildings Commission
1,000,000	5.000%, 11/01/17 AMBAC Insured	Aa3/A+	1,064,980
6,000,000	5.250%, 10/01/18	Aa3/A+	6,014,640
1,925,000	5.000%, 10/01/19	Aa3/A+	1,929,331
3,000,000	5.000%, 11/01/19 AGMC Insured	Aa3/AA+	3,120,540
1,020,000	5.000%, 11/01/20	Aa3/A+	1,088,105
1,375,000	5.375%, 11/01/23	Aa3/A+	1,462,313
2,820,000	5.750%, 04/01/24 Project 91	Aa3/A+	3,024,112
2,800,000	5.250%, 02/01/28 AGMC Insured	Aa3/AA+	2,861,012
750,000	5.500%, 11/01/28	Aa3/A+	777,675
2,500,000	5.000%, 02/01/29 AGMC Insured	Aa3/AA+	2,482,350
2,625,000	5.750%, 04/01/29 Project 91	Aa3/A+	2,752,523

	Total State Agencies		37,122,104

	County Agencies (2.6%)

	Jefferson County, Kentucky Capital Projects
1,575,000	4.250%, 06/01/23 AGMC Insured	Aa2/NR***	1,579,158
1,640,000	4.375%, 06/01/28 AGMC Insured	Aa2/NR***	1,545,077

	Kentucky Association of Counties Finance Corp. Financing Program Revenue
1,145,000	4.250%, 02/01/24	NR/A+	1,108,600

	Kentucky Association of Counties Finance Corp. Financing Program Revenue
315,000	5.375%, 02/01/27	NR/A+	318,931
330,000	5.375%, 02/01/28	NR/A+	331,597

	Lexington-Fayette Urban County, Kentucky Public Facilities Revenue
500,000	4.125%, 10/01/23 NPFG Insured	Aa2/NR	493,510
500,000	4.250%, 10/01/26 NPFG Insured	Aa2/NR	478,090

	Warren County, Kentucky Justice Center
365,000	4.300%, 09/01/22 NPFG Insured	Aa2/NR	368,048

	Total County Agencies		6,223,011

	Colleges and Universities (5.5%)

	Berea, Kentucky Educational Facilities (Berea College)
1,000,000	4.125%, 06/01/25	Aaa/NR	1,008,510

	Boyle County, Kentucky College Refunding & Improvement
1,035,000	4.500%, 06/01/22 CIFG Insured	A3/A-	1,066,930
200,000	4.625%, 06/01/24 CIFG Insured	A3/A-	205,104

	Louisville & Jefferson County, Kentucky University of Louisville
525,000	5.000%, 06/01/20 AMBAC Insured	NR/NR*	545,501

	Murray State University Project, Kentucky General Receipts Revenue
745,000	4.500%, 09/01/23 AMBAC Insured	Aa2/A+	740,076

	University of Kentucky General Receipts
885,000	4.500%, 10/01/22 Syncora Guarantee, Inc. Insured	Aa2/AA-	902,673
1,545,000	4.500%, 10/01/23 Syncora Guarantee, Inc. Insured	Aa2/AA-	1,565,997
1,625,000	4.500%, 10/01/25 Syncora Guarantee, Inc. Insured	Aa2/AA-	1,623,278
1,010,000	4.500%, 10/01/26 Syncora Guarantee, Inc. Insured	Aa2/AA-	998,890

	Western Kentucky University Revenue General Receipts
2,000,000	4.200%, 09/01/25 Series A NPFG Insured	Aa2/A+	1,880,140
2,475,000	4.200%, 09/01/26 Series A NPFG Insured	Aa2/A+	2,281,975

	Total Colleges and Universities		12,819,074

	Hospitals (12.2%)

	Jefferson County, Kentucky Health Facilities, Jewish Healthcare
1,715,000	5.650%, 01/01/17 AMBAC Insured	Baa1/A-	1,720,231

	Jefferson County, Kentucky Health Facilities University Hospital
1,050,000	5.250%, 07/01/22 NPFG Insured	Baa1/BBB	1,052,111

	Jefferson County, Kentucky, Louisville Medical Center
2,200,000	5.250%, 05/01/17	NR/A	2,270,026
2,000,000	5.500%, 05/01/22	NR/A	2,063,300

	Kentucky Economic Development Finance Authority, Baptist Healthcare System
2,170,000	5.375%, 08/15/24	Aa3/NR***	2,236,879

	Kentucky Economic Development Finance Authority, Catholic Health
2,000,000	5.000%, 05/01/29	Aa2/AA	1,962,600
1,000,000	5.000%, 05/01/29	Aa2/AA	981,300

	Kentucky Economic Development Finance Authority, Hospital Facilities St. Elizabeth Healthcare
1,000,000	5.500%, 05/01/39	NR/AA-***	983,110

	Kentucky Economic Development Finance Authority, Kings Daughter Medical Center
1,000,000	5.000%, 02/01/30	A1/A+	925,790

	Louisville & Jefferson County, Kentucky, Louisville Medical Center
1,000,000	5.000%, 06/01/18	NR/A	1,028,420

	Louisville & Jefferson County, Kentucky Metro Health, Jewish Hospital Revenue
1,250,000	6.000%, 02/01/22	Baa1/A-	1,268,588
1,800,000	6.125%, 02/01/37	Baa1/A-	1,764,378

	Louisville & Jefferson County, Kentucky Metropolitan Government Health System, Norton
7,925,000	5.000%, 10/01/26	NR/A-****	7,279,826
3,600,000	5.000%, 10/01/30	NR/A-****	3,167,712

	Total Hospitals		28,704,271

	Housing (11.9%)

	Kentucky Housing Corporation Housing Revenue
555,000	4.200%, 01/01/17	Aaa/AAA	558,646
50,000	5.125%, 07/01/17	Aaa/AAA	50,027
470,000	4.800%, 01/01/18 AMT	Aaa/AAA	472,651
285,000	4.250%, 01/01/18	Aaa/AAA	285,849
575,000	4.800%, 07/01/18 AMT	Aaa/AAA	578,243
180,000	4.250%, 07/01/18	Aaa/AAA	180,531
900,000	4.800%, 07/01/20 AMT	Aaa/AAA	902,682
1,100,000	5.350%, 01/01/21 AMT FNMA collateralized	Aaa/AAA	1,100,726
6,025,000	5.450%, 07/01/22 AMT	Aaa/AAA	6,041,328
4,565,000	5.250%, 07/01/22 AMT	Aaa/AAA	4,572,487
245,000	5.200%, 07/01/22	Aaa/AAA	245,747
415,000	5.100%, 07/01/22 AMT	Aaa/AAA	415,212
2,570,000	4.800%, 07/01/22 AMT	Aaa/AAA	2,550,005
1,635,000	5.000%, 01/01/23 AMT	Aaa/AAA	1,637,485
665,000	5.000%, 07/01/24 FHA Insured	Aaa/AAA	676,086
4,140,000	5.200%, 07/01/25 AMT	Aaa/AAA	4,123,192
600,000	4.750%, 07/01/26	Aaa/AAA	591,006
230,000	5.375%, 07/01/27	Aaa/AAA	230,582
315,000	4.850%, 07/01/29	Aaa/AAA	310,477
430,000	5.550%, 07/01/33	Aaa/AAA	430,082
595,000	5.150%, 07/01/39	Aaa/AAA	590,311

	Kentucky Housing Multifamily Mortgage Revenue
1,325,000	5.000%, 06/01/23 AMT	NR/NR*	1,298,911

	Total Housing		27,842,266

	School Building Revenue (25.2%)

	Barren County, Kentucky School Building Revenue
1,265,000	4.250%, 08/01/25 CIFG Insured	Aa3/NR	1,239,662
1,670,000	4.375%, 08/01/26 CIFG Insured	Aa3/NR	1,639,723

	Boone County, Kentucky School District Finance Corp. School Building Revenue
140,000	4.750%, 06/01/20 AGMC Insured (pre-refunded)	Aa3/AA+	147,046
1,000,000	4.125%, 08/01/22 Syncora Guarantee, Inc. Insured	Aa3/NR	990,580
1,580,000	4.500%, 08/01/23 AGMC Insured	Aa3/NR	1,598,549
1,250,000	4.125%, 03/01/25 AGMC Insured	Aa3/NR	1,158,025

	Bullitt County, Kentucky School District Finance Corp.
200,000	4.300%, 10/01/21 NPFG Insured	Aa3/NR	202,780
2,455,000	4.500%, 10/01/22 NPFG Insured	Aa3/NR	2,493,789
2,590,000	4.500%, 10/01/23 NPFG Insured	Aa3/NR	2,619,163
1,145,000	4.500%, 04/01/27	Aa3/NR	1,137,260
1,200,000	4.500%, 04/01/28	Aa3/NR	1,177,632

	Christian County, Kentucky School District Finance Corp.
855,000	4.000%, 08/01/20 Syncora Guarantee, Inc. Insured	Aa3/NR	857,317
905,000	4.000%, 08/01/21 Syncora Guarantee, Inc. Insured	Aa3/NR	908,882
750,000	4.125%, 08/01/23 Syncora Guarantee, Inc. Insured	Aa3/NR	747,450
1,590,000	4.125%, 08/01/24 Syncora Guarantee, Inc. Insured	Aa3/NR	1,561,921

	Daviess County, Kentucky School District Finance Corp.
200,000	5.000%, 06/01/24	Aa3/NR	204,968

	Fayette County, Kentucky School District Finance Corp.
5,000,000	4.250%, 04/01/23 AGMC Insured	Aa3/AA+	5,014,550
4,335,000	4.375%, 05/01/26 AGMC Insured	Aa3/AA+	4,229,660

	Floyd County, Kentucky School Finance Corporation School Building
1,320,000	4.000%, 03/01/23 Syncora Guarantee, Inc. Insured	Aa3/NR	1,312,542
1,255,000	4.125%, 03/01/26 Syncora Guarantee, Inc. Insured	Aa3/NR	1,216,183

	Fort Thomas, Kentucky Independent School District Finance Corp.
785,000	4.375%, 04/01/21	Aa3/NR	797,482

610,000	4.375%, 04/01/25	Aa3/NR	597,800

	Franklin County, Kentucky School District Finance Corp.
1,000,000	5.000%, 04/01/24	Aa3/NR	1,023,660

	Graves County, Kentucky School Building Revenue
1,260,000	5.000%, 06/01/22	Aa3/NR	1,295,948
1,320,000	5.000%, 06/01/23	Aa3/NR	1,350,492

	Jefferson County, Kentucky School District Finance Corp. School Building
150,000	5.000%, 04/01/20 AGMC Insured (pre-refunded)	Aa2/AA+	151,500
1,360,000	4.250%, 06/01/21 AGMC Insured	Aa3/AA+	1,376,470

	Kenton County, Kentucky School District Finance Corp.
445,000	4.300%, 04/01/22 CIFG Insured	Aa3/NR	446,980
4,250,000	5.000%, 06/01/22 NPFG Insured	Aa3/NR	4,450,345
590,000	4.250%, 10/01/22 AGMC Insured	Aa3/NR	594,307
750,000	4.375%, 04/01/24 CIFG Insured	Aa3/NR	745,223
325,000	4.400%, 04/01/26 CIFG Insured	Aa3/NR	316,982

	Larue County, Kentucky School District Finance Corp.
270,000	4.500%, 07/01/21 NPFG Insured	Aa3/NR	276,566
470,000	4.500%, 07/01/22 NPFG Insured	Aa3/NR	480,312
785,000	4.500%, 07/01/23 NPFG Insured	Aa3/NR	797,772

	Laurel County, Kentucky School District Finance Corp.
300,000	4.000%, 06/01/16 AGMC Insured	Aa3/NR	324,048

	Magoffin County, Kentucky School District
375,000	4.250%, 08/01/23 AMBAC Insured	Aa3/NR	376,755
475,000	4.250%, 08/01/25 AMBAC Insured	Aa3/NR	467,961

	Ohio County, Kentucky School Building Revenue
790,000	4.500%, 05/01/24	Aa3/NR	801,929
325,000	4.500%, 05/01/25	Aa3/NR	327,340

	Oldham County, Kentucky School District Finance Corp.
500,000	5.000%, 05/01/19 NPFG Insured	Aa3/NR	523,435
1,000,000	4.500%, 09/01/27 NPFG Insured	Aa3/NR	956,310

	Owensboro, Kentucky Independent School District Finance Corp. School Building Revenue
390,000	4.375%, 09/01/24	Aa3/NR	395,534

	Pendleton County, Kentucky School District Finance Corp. School Building Revenue
730,000	4.000%, 02/01/23 NPFG Insured	Aa3/NR	715,802

	Pike County, Kentucky School Building Revenue
1,355,000	4.375%, 10/01/26 NPFG Insured	Aa3/NR	1,330,312

	Scott County, Kentucky School District Finance Corp.
1,115,000	4.200%, 01/01/22 AMBAC Insured	Aa3/NR	1,133,464
1,955,000	4.250%, 01/01/23 AMBAC Insured	Aa3/NR	1,981,217
1,560,000	4.300%, 01/01/24 AMBAC Insured	Aa3/NR	1,578,190
1,000,000	4.250%, 02/01/27 AGMC Insured	Aa3/NR	952,260

	Spencer County, Kentucky School District Finance Corp., School Building Revenue
1,000,000	4.500%, 08/01/27 AGMC Insured	Aa3/NR	1,003,770

	Warren County, Kentucky School District Finance Corp.
295,000	4.125%, 02/01/23 NPFG Insured	Aa3/NR	294,301
1,000,000	4.375%, 04/01/27 AGMC Insured	Aa3/NR	933,840

	Total Schools		59,255,989

	Transportation (10.5%)

	Kenton County, Kentucky Airport Board Airport Revenue
1,300,000	5.000%, 03/01/23 NPFG Insured AMT	A3/A-	1,279,330

	Kentucky State Turnpike Authority Revenue
3,000,000	4.450%, 07/01/22 Series B	Aa2/AA+	3,053,130
3,500,000	5.000%, 07/01/25	Aa2/AA+	3,643,570
625,000	5.000%, 07/01/25 AMBAC Insured	Aa2/AA+	639,319
2,750,000	5.000%, 07/01/27	Aa2/AA+	2,820,290
1,100,000	5.000%, 07/01/28	Aa2/AA+	1,121,329

	Louisville, Kentucky Regional Airport Authority
1,000,000	5.250%, 07/01/23 AGMC Insured AMT	Aa3/AA+	1,013,130
2,610,000	5.000%, 07/01/24 AMBAC Insured AMT	A1/A+	2,550,518

	Louisville & Jefferson County Regional Airport, Kentucky
1,000,000	5.250%, 07/01/18 AGMC Insured AMT	Aa3/AA+	1,027,750
2,000,000	5.250%, 07/01/20 AGMC Insured AMT	Aa3/AA+	2,031,040
1,370,000	5.250%, 07/01/21 AGMC Insured AMT	Aa3/AA+	1,387,481
3,390,000	5.250%, 07/01/22 AGMC Insured AMT	Aa3/AA+	3,421,764
275,000	5.375%, 07/01/23 AGMC Insured AMT	Aa3/AA+	276,529
500,000	5.000%, 07/01/25 NPFG Insured AMT	A1/A+	476,445

	Total Transportation		24,741,625

	Utilities (11.4%)

	Campbell & Kenton Counties, Kentucky (Sanitation District) Revenue
1,695,000	4.300%, 08/01/24 NPFG Insured	Aa2/AA	1,707,746
2,370,000	4.000%, 08/01/27	Aa2/AA	2,206,186
300,000	4.300%, 08/01/27 NPFG Insured	Aa2/AA	293,100
1,450,000	4.300%, 08/01/28 NPFG Insured	Aa2/AA	1,396,684

	Carroll County, Kentucky Environmental Facilities Revenue (Kentucky Utilities) AMT
1,500,000	5.750%, 02/01/26 AMBAC Insured	A2/A-	1,548,660

	Kentucky Board Corp. Financing Program
915,000	5.125%, 02/01/28††	NR/A+	894,266

	Kentucky Rural Water Finance Corp.
205,000	4.250%, 08/01/19 NPFG Insured	Baa1/AA-	208,704
595,000	5.000%, 02/01/20 NPFG Insured	Baa1/AA-	611,505
210,000	4.250%, 08/01/20 NPFG Insured	Baa1/AA-	212,686
200,000	4.375%, 08/01/22 NPFG Insured	Baa1/AA-	203,650
240,000	4.500%, 08/01/23 NPFG Insured	Baa1/AA-	244,421
200,000	4.500%, 02/01/24 NPFG Insured	Baa1/AA-	203,804
255,000	4.500%, 08/01/24 NPFG Insured	Baa1/AA-	258,723
355,000	4.600%, 02/01/25	NR/AA-	359,544
290,000	4.500%, 08/01/27 NPFG Insured	Baa1/AA-	288,988
245,000	4.600%, 08/01/28 NPFG Insured	Baa1/AA-	243,540
315,000	4.625%, 08/01/29 NPFG Insured	Baa1/AA-	310,577

	Kentucky State Municipal Power Agency, Prairie St. Project
1,000,000	5.000%, 09/01/23 AGMC Insured	Aa3/AA+	1,045,770

	Louisville & Jefferson County, Kentucky Metropolitan Sewer District
2,380,000	4.250%, 05/15/20 AGMC Insured	Aa3/AA+	2,447,711
2,510,000	4.250%, 05/15/21 AGMC Insured	Aa3/AA+	2,574,658
1,500,000	5.000%, 05/15/26 AGMC Insured	Aa3/AA+	1,545,390

	Northern Kentucky Water District
660,000	5.000%, 02/01/23 NPFG FGIC Insured	Aa3/NR	670,184
1,825,000	6.000%, 02/01/28 AGMC Insured	Aa3/NR	2,008,358

	Owensboro, Kentucky Electric and Power
1,000,000	5.000%, 01/01/21 AGMC Insured	Aa3/AA+	1,117,630

	Owensboro, Kentucky Water Revenue
500,000	5.000%, 09/15/27 AGMC Insured	Aa3/NR	520,790

	Owensboro-Daviess County, Kentucky Regional Water Resource Agency Wastewater Refunding & Improvement Revenue
930,000	4.375%, 01/01/27 Series A Syncora Guarantee, Inc. Insured	NR/AA-	871,466

	Trimble County, Kentucky Environmental Facilities
3,000,000	4.600%, 06/01/33 AMBAC Insured	A2/A-	2,690,340

	Total Utilities		26,685,081

	Total Revenue Bonds		223,393,421

	Total Investments (cost $234,439,034-note b)	99.8%	234,439,022

	Other assets less liabilities	0.2	525,427

	Net Assets	100.0%	$234,964,449

* Any security not rated (NR) by any of the approved credit rating services has been determined by the Investment Adviser to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a rating service.

	† Security pledged as collateral for the Fund's delayed delivery or when - issued commitments.

	†† Security purchased on a delayed delivery or when-issued basis.

	Fitch ratings
	** AAA
	*** AA
	**** A

		Percent of
	Portfolio Distribution By Quality Rating	Investments †

	Aaa of Moody's or AAA of S&P or Fitch	12.2%
	Pre-refunded bonds †† / Escrowed to Maturity bonds	0.3
	Aa of Moody's or AA of S&P or Fitch	71.0
	A of Moody's or S&P or Fitch	15.3
	Baa of Moody's or BBB of S&P	0.4
	Not rated*	0.8
		100.0%

	† Calculated using the highest rating of the three rating services.

	†† Pre-refunded bonds are bonds for which U.S. Government Obligations have been placed in escrow to retire the bonds at their earliest call date.

PORTFOLIO ABBREVIATIONS:
AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
AMT - Alternative Minimum Tax
CIFG - CDC IXIS Financial Guaranty
FGIC - Financial Guaranty Insurance Co.
FHA - Federal Housing Administration
FNMA - Federal National Mortgage Association
LOC - Letter of Credit
NPFG - National Public Finance Guarantee
NR - Not Rated

See accompanying notes to financial statements.

CHURCHILL TAX-FREE FUND OF KENTUCKY
NOTES TO FINANCIAL STATEMENTS
March 31, 2011
(unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At March 31, 2011, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $234,322,283 amounted to of $116,739, which consisted of aggregate gross unrealized appreciation of $3,311,286 and aggregate gross unrealized depreciation of $3,194,547.

(c) Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of March 31, 2011:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$-
Level 2 – Other Significant Observable Inputs- Municipal Bonds+	234,439,022
Level 3 – Significant Unobservable Inputs	-
Total	$234,439,022
 +See schedule of investments for a detailed listing of securities.

Item 2. Controls and Procedures.

(a)           The Fund's principal financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was timely recorded, processed, summarized and reported.

(b)           The Fund's principal chief financial and executive officers are aware of no change in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each principal financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CHURCHILL TAX-FREE TRUST

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
President and Trustee
May 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
President and Trustee
May 23, 2011

By:	/s/ Joseph P. DiMaggio
Chief Financial Officer and Treasurer
May 23, 2011